Segment Information - Summary of Geographic Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)		Dec. 31, 2018 CNY (¥)
Disclosure of geographical areas [line items]
Revenue from external customers	$ 2,430,942	¥ 16,263,248	¥ 16,197,819	[1]	¥ 13,643,195	[1]
Non-current assets	711,713		4,619,767				¥ 4,761,433
People's Republic of China [member]
Disclosure of geographical areas [line items]
Revenue from external customers	2,409,515	16,119,896	16,090,726		13,460,634
Non-current assets	697,447		4,524,988				4,665,990
Other countries [member]
Disclosure of geographical areas [line items]
Revenue from external customers	21,427	¥ 143,352	107,093		¥ 182,561
Non-current assets	$ 14,266		¥ 94,779				¥ 95,443

[1]	Restated